Quarterly portfolio holdings
John Hancock
Small Cap Dynamic Growth Fund
U.S. equity
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Shares	Value
Common stocks 93.6%		$212,420,312
(Cost $188,517,773)
Consumer discretionary 5.6%		12,717,631
Automobile components 0.5%
Modine Manufacturing Company (A)	11,584	1,051,827
Broadline retail 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (A)	27,555	3,071,005
Hotels, restaurants and leisure 1.9%
Brinker International, Inc. (A)	24,575	4,242,382
Specialty retail 1.9%
Boot Barn Holdings, Inc. (A)	27,150	4,352,417
Consumer staples 4.6%		10,384,455
Consumer staples distribution and retail 4.6%
Casey’s General Stores, Inc.	13,230	5,791,565
Sprouts Farmers Market, Inc. (A)	26,570	4,592,890
Energy 1.8%		4,077,970
Energy equipment and services 0.5%
Cactus, Inc., Class A	24,940	1,022,540
Oil, gas and consumable fuels 1.3%
Matador Resources Company	71,040	3,055,430
Financials 11.3%		25,664,313
Banks 3.1%
First Financial Bankshares, Inc.	201,510	7,105,237
Capital markets 5.6%
Hamilton Lane, Inc., Class A	7,930	1,181,570
Moelis & Company, Class A	64,480	3,682,453
Piper Sandler Companies	13,660	3,434,807
Stifel Financial Corp.	47,621	4,486,851
Insurance 2.6%
Palomar Holdings, Inc. (A)	33,670	5,773,395
Health care 19.5%		44,338,453
Biotechnology 3.7%
Blueprint Medicines Corp. (A)	22,050	2,234,768
Insmed, Inc. (A)	45,920	3,202,002
Protagonist Therapeutics, Inc. (A)	25,130	1,192,921
Rhythm Pharmaceuticals, Inc. (A)	29,130	1,786,543
Health care equipment and supplies 5.4%
Integer Holdings Corp. (A)	33,050	3,925,018
Lantheus Holdings, Inc. (A)	21,760	1,644,186
Merit Medical Systems, Inc. (A)	71,000	6,747,130
Health care providers and services 9.3%
HealthEquity, Inc. (A)	57,760	5,811,234
Option Care Health, Inc. (A)	135,839	4,439,219
RadNet, Inc. (A)	54,350	3,124,582
The Ensign Group, Inc.	52,010	7,658,993
Pharmaceuticals 1.1%
Axsome Therapeutics, Inc. (A)	15,050	1,582,658
Supernus Pharmaceuticals, Inc. (A)	31,205	989,199
Industrials 28.6%		64,785,624
Aerospace and defense 2.2%
Cadre Holdings, Inc.	45,590	1,493,984
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	71,340	$3,513,495
Building products 0.7%
The AZEK Company, Inc. (A)	33,235	1,645,465
Commercial services and supplies 6.8%
ACV Auctions, Inc., Class A (A)	105,860	1,733,987
Casella Waste Systems, Inc., Class A (A)	60,780	7,124,024
VSE Corp.	50,445	6,562,390
Construction and engineering 2.2%
Argan, Inc.	5,744	1,207,963
Sterling Infrastructure, Inc. (A)	19,880	3,737,639
Machinery 12.2%
Crane Company	39,490	6,768,586
Federal Signal Corp.	63,860	6,007,310
Mueller Water Products, Inc., Class A	157,410	3,861,267
RBC Bearings, Inc. (A)	18,540	6,783,230
SPX Technologies, Inc. (A)	27,190	4,135,327
Marine transportation 1.2%
Kirby Corp. (A)	25,380	2,808,043
Professional services 3.3%
ExlService Holdings, Inc. (A)	140,070	6,441,819
Innodata, Inc. (A)	24,350	961,095
Information technology 20.2%		45,904,500
Electronic equipment, instruments and components 6.2%
Badger Meter, Inc.	26,020	6,458,684
Mirion Technologies, Inc. (A)	114,805	2,192,776
Novanta, Inc. (A)	8,080	1,000,466
OSI Systems, Inc. (A)	20,138	4,412,437
IT services 0.7%
Grid Dynamics Holdings, Inc. (A)	129,000	1,616,370
Semiconductors and semiconductor equipment 2.0%
Credo Technology Group Holding, Ltd. (A)	35,710	2,176,882
Nova, Ltd. (A)	10,940	2,337,003
Software 11.3%
Alkami Technology, Inc. (A)	146,040	4,182,586
Clearwater Analytics Holdings, Inc., Class A (A)	93,995	2,171,285
CommVault Systems, Inc. (A)	33,420	6,120,873
Q2 Holdings, Inc. (A)	64,705	5,662,982
SPS Commerce, Inc. (A)	16,140	2,271,866
Varonis Systems, Inc. (A)	57,170	2,725,866
Vertex, Inc., Class A (A)	65,060	2,574,424
Materials 2.0%		4,547,366
Chemicals 2.0%

Sensient Technologies Corp.	48,105	4,547,366

Exchange-traded funds 3.2%		$7,252,778
(Cost $7,111,075)
iShares Russell 2000 Growth ETF	26,900	7,252,778

	Yield (%)	Shares	Value
Short-term investments 2.7%			$6,242,210
(Cost $6,242,210)
Short-term funds 2.7%			6,242,210
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2490(B)	6,242,210	6,242,210

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	3

Total investments (Cost $201,871,058) 99.5%	$225,915,300
Other assets and liabilities, net 0.5%	1,046,586
Total net assets 100.0%	$226,961,886

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-25.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5